Business combinations - Allocation of Purchase Consideration to Net Assets Acquired (Details) - GBP (£) £ in Thousands	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020	Jun. 30, 2020	Dec. 17, 2019	Nov. 01, 2019
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships			£ 18,108
Property, plant and equipment			461
Right of use asset			2,049
Deferred tax asset			76
Financial asset			201
Trade and other receivables			13,179
Corporation tax receivable			111
Cash and cash equivalents			1,603
Trade and other payables			(9,115)
Lease liability			(2,049)
Corporation tax payable			(62)
Deferred tax liability			(3,533)
Other liabilities			(34)
Fair value of identifiable net assets			21,049
Comtrade CDS | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets - other			£ 54
FIVE
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships		£ 8,253
Property, plant and equipment		310
Right of use asset		915
Financial asset		33
Trade and other receivables		2,250
Cash and cash equivalents		1,423
Trade and other payables		(1,235)
Lease liability		(915)
Corporation tax payable		(318)
Deferred tax liability		(1,730)
Fair value of identifiable net assets		£ 8,986
Levvel LLC
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships	£ 14,710
Intangible assets - other	157
Property, plant and equipment	798
Right of use asset	1,948
Trade and other receivables	5,928
Cash and cash equivalents	5,707
Trade and other payables	(5,093)
Lease liability	(2,983)
Fair value of identifiable net assets	£ 21,172
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships					£ 6,955
Property, plant and equipment					128
Right of use asset					1,136
Deferred tax asset					604
Trade and other receivables					2,611
Cash and cash equivalents					801
Borrowings					(956)
Trade and other payables					(1,501)
Lease liability					(1,136)
Corporation tax payable					(310)
Deferred tax liability					(2,540)
Fair value of identifiable net assets				£ 6,822	6,822
Exozet GmbH | Other intangible assets
Disclosure of detailed information about business combination [line items]
Intangible assets - other					£ 1,030
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Intangible assets - Client relationships						£ 2,547
Intangible asset - Trade name						272
Intangible asset - Supplier relationships						120
Intangible assets - other						9
Property, plant and equipment						82
Right of use asset						548
Deferred tax asset						225
Trade and other receivables						2,054
Corporation tax receivable						247
Cash and cash equivalents						2,488
Trade and other payables						(2,041)
Lease liability						(539)
Deferred tax liability						(558)
Fair value of identifiable net assets						£ 5,454